Inventories (Tables)	12 Months Ended
Mar. 31, 2020
Inventory Disclosure [Abstract]
Inventories
	As of March 31,
	2019	2020
	(Amounts in thousands of RMB)
Products	190,480	131,828
Raw materials	29,671	13,725
Inventories	220,151	145,553